Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	$ 847,986	$ 243,759	$ 162,032
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	642,018	22,092	8,246
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	113,559	1,347	657
Palpito [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	87,200	83,290
Tokushin G.K.[Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	4,950
Takuetsu Kokusai Co., Ltd.[Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	259	6,507
YST (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties		$ 130,523	$ 153,129